Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 4, 2024, Titan Environmental Solutions Inc. (the “Company”) filed a Current Report on Form 8-K (as amended by Form 8-K/A filed on June 6, 2024, the “Original Form 8-K”) to report the consummation of its acquisition of Standard Waste Services, LLC, a Michigan limited liability company (“Standard”). This Amendment No. 2 to the Original Form 8-K amends and supplements Item 9.01 of the Original Form 8-K to provide the historical audited financial statements of Standard, the historical unaudited interim financial statements of Standard and the unaudited pro form condensed combined financial information of the Company pursuant to Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Original Form 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original Form 8-K is amended or supplemented.
Document Period End Date	Mar. 31, 2024
Entity File Number	000-56148
Entity Registrant Name	TITAN ENVIRONMENTAL SOLUTIONS INC.
Entity Central Index Key	0001514056
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	300 E. Long Lake Road
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	(248)
Local Phone Number	775-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false